Document and Entity Information	Jan. 30, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 30, 2024
Entity Registrant Name	Arcellx, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41259
Entity Tax Identification Number	47-2855917
Entity Address Address Line 1	800 Bridge Parkway
Entity Address City Or Town	Redwood City
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94065
City Area Code	240
Local Phone Number	327-0603
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ACLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001786205
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	25 West Watkins Mill Road
Entity Address Address Line 2	Suite A
Entity Address City Or Town	Gaithersburg
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20878